ALLIANCE HIGH YIELD FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                 ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

April 27, 1998

Dear Shareholder:

This semi-annual report contains investment results and market commentary for the period ended February 28, 1998.

INVESTMENT RESULTS
Alliance High Yield Fund's performance continues to be excellent. For the six month period ended February 28, 1998, your Fund's Class A share total return at net asset value (NAV) was 12.40%, while its benchmark, the First Boston High Yield Index returned 6.21%. Your Fund also outperformed its benchmark from its inception on April 22, 1997 through February 28, 1998, posting a 29.62% return.

The Fund's outperformance of its benchmark was due, in large part, to three key positioning decisions. First, greater emphasis has been placed upon single B rated credits, which we believe offer more relative value and yield potential. Second, we overweighted the Fund's positions in the media and telecommunications sectors which have been the best performing. Third, we have been opportunistically taking advantage of the new issue calendar because in a demand driven market, new issues tend to be more visible and trade better than secondary issues. In addition, Alliance's commitment to extensive research continues to serve investors well by helping to avoid credit problems which is fundamental to our success in high yield fixed income investing.


INVESTMENT RESULTS*
Periods ended February 28, 1998
                                          TOTAL RETURNS
                                  6 MONTHS        SINCE INCEPTION*
                                 ----------       ----------------
ALLIANCE HIGH YIELD FUND
  Class A                          12.40%             29.62%
  Class B                          12.07%             28.95%
  Class C                          12.07%             28.95%

FIRST BOSTON HIGH YIELD INDEX       6.21%             12.75%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF FEBRUARY 28, 1998. THE FUND'S "SINCE INCEPTION" DATA IS FROM THE PERIOD APRIL 22, 1997 THROUGH FEBRUARY 28, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES CHARGED TO THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH YIELD DEBT MARKET. THE BENCHMARK'S "SINCE INCEPTION" DATA IS FROM THE PERIOD END CLOSEST TO THE FUND'S INCEPTION DATE, WHICH WOULD BE APRIL 30, 1997. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OUTLOOK
The high yield corporate bond market has started 1998 strongly. Record levels of new bond issuance and robust mutual fund inflows are continuing to dominate the market thus far. Investors continue to look for both spread and yield in the current benign macro-economic environment.

Presently, we feel quite positive about the high yield market. Demand should persist as more sophisticated investors allocate more money to the high yield asset class, which offers added diversification to an investor's overall portfolio because of its relatively low correlation with other asset classes. A healthy economy, low inflation and relatively stable interest rates should continue to bode well for the high yield market, and for your investment in Alliance High Yield Fund.


1


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SECTOR DIVERSIFICATION
Alliance High Yield Fund's portfolio continues to offer broad diversification. As of February 28, 1998 the Fund's portfolio included holdings from 23 different industries including 16.6% invested in the communications sector and 12.0% invested in the industrial sector. The Fund's top 10 holdings for the period ended February 28, 1998 are illustrated below. A more complete listing of all of the Fund's holdings can be found in the Portfolio of Investments beginning on page 4.


SECTOR DIVERSIFICATION

OTHER 23.8%
COMMUNICATIONS 16.6%
INDUSTRIAL 12.0%
TRANSPORTATION 8.4%
FOOD/BEVERAGES/TOBACCO 7.8%
CONSUMER MANUFACTURING 6.7%
BUSINESS SERVICES 6.3%
MEDIA 5.4%
ENERGY 4.5%
PAPER/PACKAGING 4.4%
RETAIL 4.1%


Thank you for your continued investment in Alliance High Yield Fund. We look forward to reporting the Fund's investment results in upcoming periods.


Sincerely,


John D. Carifa
Chairman and President


Nelson Jantzen
Senior Vice President


Wayne Tappe
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

Alliance High Yield Fund is a diversified, open-end fund which seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment-grade fixed income securities involving greater volatility of price and risk of loss of principal and income than higher-quality fixed income securities.

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              29.62%         24.16%
SEC Yield**                    7.97%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              28.95%         24.95%
SEC Yield**                    7.62%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              28.95%         27.95%
SEC Yield**                    7.61%




SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)
                              CLASS A     CLASS B     CLASS C
                             ---------   ---------   ---------
Since Inception***             18.99%      19.69%      22.69%


Average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1; 3% year 2; 2% year 3; 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 4/22/97 for all share classes.

**   SEC Yields are based on SEC guidelines and are calculated on 30 days ended
February 28, 1998.

***  Not annualized.


3


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-97.5%
BUILDING / REAL ESTATE-0.7%
Reliant Building Products
  10.875%, 5/01/04 (a)                           $1,000    $   1,057,500

BUSINESS SERVICES-6.3%
ATC Group Services, Inc.
  12.00%, 1/15/08 (a)                             1,000        1,005,000
Dialog Corp. PLC
  11.00%, 11/15/07 (a)                            2,000        2,190,000
Employee Solutions, Inc.
  10.00%, 10/15/04 (a)                            2,000        1,940,000
Federal Data Corp.
  10.125%, 8/01/05                                  500          520,000
International Logistics, Ltd.
  9.75%, 10/15/07 (a)                             1,000        1,010,000
MSX International, Inc.
  11.375%, 1/15/08 (a)                            2,000        2,065,000
T/SF Communications Corp.
  10.375%, 11/01/07 (a)                           1,000        1,015,000
                                                             ------------
                                                               9,745,000

CABLE-3.9%
Knology Holdings, Inc.
  11.875%, 10/15/07 (b)(c)                        1,500          836,250
OpTel, Inc. Series B
  13.00%, 2/15/05 (d)                             2,000        2,190,000
United International Holdings
  10.75%, 2/15/08 (a)(b)                          5,000        3,056,250
                                                             ------------
                                                               6,082,500

CHEMICALS-2.7%
AEP Industries, Inc.
  9.875%, 11/15/07 (a)                            1,000        1,062,500
Climachem, Inc.
  10.75%, 12/01/07 (a)                            2,000        2,115,000
Koppers Industries, Inc.
  9.875%, 12/01/07 (a)                            1,000        1,045,000
                                                             ------------
                                                               4,222,500

COMMUNICATIONS-14.9%
DTI Holdings, Inc.
  12.50%, 3/01/08 (a)(b)(e)                       4,000        2,180,000
Echostar DBS Corp.
  12.50%, 7/01/02                                 2,000        2,225,000
Econophone, Inc.
  13.50%, 7/15/07 (a)(b)                          5,000        2,850,000
GST Equipment Funding
  13.25%, 5/01/07                                   750          883,125
InterAmericas Communications Corp.
  14.00%, 10/27/07 (a)(f)                         1,500        1,533,750
Ionica Group PLC
  15.00%, 5/01/07 (b)(g)                          4,000        1,580,000
Iridium LLC/Capital Corp. Series B
  14.00%, 7/15/05                                 1,500        1,713,750
Metronet Communications Corp.
  12.00%, 8/15/07                                 1,500        1,740,000
  Warrants, expiring
  8/15/07 (h)                                     1,500            3,750
Nextel Communications, Inc.
  9.95%, 2/15/08 (a)(b)                           2,000        1,230,000
Nextlink Communications
  9.00%, 3/15/08 (a)                              1,000        1,001,250
Price Communications Wireless, Inc.
  11.75%, 7/15/07                                 1,250        1,387,500
Primus Telecommunications Group, Inc.
  11.75%, 8/01/04                                 1,000        1,120,000
  Warrants, expiring
  8/01/04 (h)                                     1,000            1,000
SBA Communications Corp.
  12.00%, 3/01/08 (a)(b)                          3,000        1,680,000
Star Choice Communications, Inc.
  13.00%, 12/15/05 (a)(i)                         2,000        2,090,000
                                                             ------------
                                                              23,219,125


4


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------
CONGLOMERATES-0.7%
Insilco Corp.
  10.25%, 8/15/07                               $ 1,000    $   1,075,000

CONSUMER MANUFACTURING-6.7%
E&S Holdings Corp.
  10.375%, 10/01/06                               2,000        1,805,000
Galey & Lord, Inc.
  9.125%, 3/01/08 (a)                               500          501,615
Hedstrom Corp.
  10.00%, 6/01/07                                 1,000        1,030,000
Outsourcing Services Group
  10.875%, 3/01/06 (a)                            2,000        2,040,000
  11.625%, 1/20/99 (a)(j)                         2,000        1,960,000
Sealy Mattress Co.
  9.875%, 12/15/07 (a)                            1,000        1,060,000
Sweetheart Cup
  9.625%, 9/01/00                                 2,000        2,010,000
                                                             ------------
                                                              10,406,615

ENERGY-4.5%
Gothic Energy Corp. Series B
  12.25%, 9/01/04                                 1,000          995,000
  Warrants, expiring
  9/01/04 (h)                                    14,000           28,000
Hvide Marine, Inc.
  8.375%, 2/15/08 (a)                             2,000        1,970,000
Southwest Royalties, Inc.
  10.50%, 10/15/04 (a)                            2,000        1,810,000
Transamerican Energy
  11.50%, 6/15/02                                 1,500        1,518,750
Universal Compression, Inc.
  9.875%, 2/15/08 (a)(b)                          1,000          620,000
                                                             ------------
                                                               6,941,750

FINANCIAL-4.0%
Amresco, Inc. Series 98-A
  9.875%, 3/15/05                                 1,000        1,005,000
Metris Companies, Inc.
  10.00%, 11/01/04 (a)                            2,000        2,095,000
Nationwide Credit, Inc.
  10.25%, 1/15/08 (a)                             2,000        2,075,000
Wilshire Financial Services Group, Inc.
  13.00%, 8/15/04 (a)                             1,000        1,065,000
                                                             ------------
                                                               6,240,000

FOOD / BEVERAGES / TOBACCO-7.8%
Colorado Prime Corp.
  12.50%, 5/01/04                                   500          505,000
  Warrants, expiring
  12/31/03 (h)                                      500            1,000
Cuddy International Corp.
  10.75%, 12/01/07 (a)                            1,000        1,027,500
Di Giorgio Corp. Series B
  10.00%, 6/15/07                                 2,000        1,997,500
Grupo Azucarero Mexico, SA de CV
  11.50%, 1/15/05 (a)                             2,000        2,010,000
Imperial Holly Corp.
  9.75%, 12/15/07 (a)                             1,000        1,030,000
Iowa Select Farm / ISF Finance
  10.75%, 12/01/05 (a)                            2,000        1,970,000
Richmont Marketing Specialists
  10.125%, 12/15/07 (a)                           1,000        1,040,000
Specialty Foods Corp. Series B
  11.125%, 10/01/02                               1,500        1,537,500
Tom's Foods, Inc.
  10.50%, 11/01/04 (a)                            1,000        1,005,000
                                                             ------------
                                                              12,123,500


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------
HEALTHCARE-1.9%
Healthcore Holdings, Inc.
  11.00%, 12/01/04 (a)                           $1,000    $   1,012,500
Universal Hospital Services, Inc.
  10.25%, 3/01/08 (a)                             2,000        2,020,000
                                                             ------------
                                                               3,032,500

INDUSTRIAL-11.2%
Anchor Lamina, Inc.
  9.875%, 2/01/08 (a)                             1,000        1,010,000
Eagle-Picher Industries
  9.375%, 3/01/08 (a)                             1,000        1,007,500
Elgar Holdings, Inc.
  9.875%, 2/01/08 (a)                             2,000        2,060,000
Elgin National Industries
  11.00%, 11/01/07 (a)                            1,000        1,065,000
Glasstech, Inc. Series B
  12.75%, 7/01/04                                   750          761,250
  Warrants, expiring
  6/30/04 (h)                                       750              750
MCMS, Inc.
  9.75%, 3/01/08 (a)                              1,300        1,300,000
MVE, Inc.
  12.50%, 2/15/02 (k)                             2,000        2,030,000
Orbital Imaging Corp.
  11.625%, 3/01/05 (a)(l)                           900          929,250
Panaco, Inc. Series B
  10.625%, 10/01/04                               1,000        1,015,000
Prestolite Electric, Inc.
  9.625%, 2/01/08 (a)                             1,000        1,031,250
Scovill Fasteners, Inc.
  11.25%, 11/30/07 (a)                            2,000        2,100,000
Walbro Corp.
  10.125%, 12/15/07 (a)                           1,075        1,120,688
Zeta Consumer Products Corp.
  11.25%, 11/30/07 (a)                            2,000        2,040,000
                                                             ------------
                                                              17,470,688

LEISURE / ENTERTAINMENT-1.3%
Trump AC Association/Funding, Inc.
  11.25%, 5/01/06                                 2,000        2,070,000

MEDIA-5.4%
Central European Media Enterprises, Ltd.
  9.375%, 8/15/04                                 1,000        1,000,000
Diva Systems Corp.
  12.625%, 3/01/08 (a)(b)                         3,000        1,657,500
Fox Kids Worldwide, Inc.
  9.25%, 11/01/07 (a)                             2,000        1,985,000
Lin Holdings Corp.
  10.00%, 3/01/08 (a)(b)                          3,000        1,845,000
NBC Acquisition Corp.
  10.75%, 2/15/09 (a)(b)                          1,000          595,000
Perry-Judd
  10.625%, 12/15/07 (a)                           1,250        1,306,250
                                                             ------------
                                                               8,388,750

METALS / MINERALS-3.9%
Acme Metals, Inc.
  10.875%, 12/15/07 (a)                           2,000        2,030,000
Centaur Mining & Exploration, Ltd.
  11.00%, 12/01/07 (a)                            2,000        2,035,000
Glencore Nickel Property, Ltd.
  9.00%, 12/01/14 (a)                             2,000        1,970,000
                                                             ------------
                                                               6,035,000

MINING-0.7%
AEI Holding Co., Inc.
  10.00%, 11/15/07                                1,000        1,057,500

OIL & GAS-0.6%
Dailey International, Inc.
  9.50%, 2/15/08 (a)                              1,000        1,025,000


6


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------
PAPER / PACKAGING-4.4%
Bear Island LLC/Finance
  10.00%, 12/01/07 (a)                           $1,000    $   1,025,000
Gaylord Container Corp.
  9.375%, 6/15/07 (a)                             1,000          982,500
  9.875%, 2/15/08 (a)                             1,000          972,500
Graham Packaging/CPC Capital Corp.
  8.75%, 1/15/08 (a)                              1,000        1,025,000
Precise Technology, Inc. Series B
  11.125%, 6/15/07                                  750          776,250
Riverwood International Corp.
  10.625%, 8/01/07                                1,000        1,058,750
  10.875%, 4/01/08                                1,000        1,005,000
                                                             ------------
                                                               6,845,000

RETAIL-4.1%
Big 5 Corp.
  10.875%, 11/15/07 (a)                           1,000        1,025,000
Discovery Zone, Inc.
  13.50%, 8/01/02 (a)                               500          502,500
Frank's Nursery & Crafts
  10.125%, 3/01/08 (a)                            2,000        1,993,000
Tuesday Morning Corp.
  11.00%, 12/15/07 (a)                            1,000        1,032,500
United Auto Group, Inc. Series A
  11.00%, 7/15/07                                 2,000        1,890,000
                                                             ------------
                                                               6,443,000

SUPERMARKETS-0.7%
The Pantry, Inc.
  10.25%, 10/15/07                                1,000        1,037,500

TECHNOLOGY-0.7%
Concentric Network Corp.
  12.75%, 12/15/07 (m)                            1,000        1,152,500

TRANSPORTATION-8.4%
Avaition Sales Co.
  8.125%, 2/15/08 (a)                             2,000        1,995,000
Chemical Leaman Corp.
  10.375%, 6/15/05                                  750          802,500
Equimar Shipholdings, Ltd.
  9.875%, 7/01/07                                 1,500        1,432,500
First Wave Marine, Inc.
  11.00%, 2/01/08                                 1,000        1,035,000
GS Superhighway Holdings
  10.25%, 8/15/07                                 1,500        1,155,000
Kitty Hawk, Inc.
  9.95%, 11/15/04 (a)                             1,000        1,055,000
Navigator Gas Transport PLC
  12.00%, 6/30/07 (a)(n)                            500          572,500
Panoceanic Bulk Carriers, Ltd.
  12.00%, 12/15/07 (a)                            2,000        1,910,000
Trans World Airlines, Inc.
  11.375%, 3/01/06 (a)                            2,000        2,012,500
  11.50%, 12/15/04 (a)                            1,000        1,075,000
                                                             ------------
                                                              13,045,000

UTILITIES-2.0%
ESI Tractebel Acquiring Corp.
  7.99%, 12/30/11 (a)                             1,000        1,008,750
Trench Electric Holdings & Trench, Inc.
  10.25%, 12/15/07 (a)                            2,000        2,070,000
                                                             ------------
                                                               3,078,750

Total Corporate Debt Obligations
  (cost $148,676,148)                                        151,794,678


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                                 SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCKS-2.4%
Dobson Communications Corp.
  12.25% (a)(o)                                   1,000    $   1,045,000
Eagle-Picher Holdings
  11.75% (a)(h)                                     200        1,140,000
Nextel Communications, Inc.
  11.125% (a)(o)                                  1,500        1,533,750

Total Non-Convertible Preferred Stocks
  (cost $3,672,540)                                            3,718,750

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------
TIME DEPOSIT-1.2%
Bank of New York
  5.125%, 3/02/98
  (cost $1,821,548)                              $1,822    $   1,821,548

TOTAL INVESTMENTS-101.1%
  (cost $154,170,236)                                        157,334,976
Other assets less liabilities-(1.1)%                          (1,757,310)

NET ASSETS-100%                                            $ 155,577,666


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1998, these securities amounted to $108,525,803 or 69.8% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(c)  Security trades with warrants expiring October 15, 2007.

(d)  Consists of $2,000,000 senior notes and 1,635 shares of common stock.

(e)  Security trades with warrants expiring March 1, 2008.

(f)  Security trades with warrants expiring October 27, 2007.

(g)  Security trades with warrants expiring August 15, 2006.

(h)  Non-income producing security.

(i)  Security trades with warrants expiring December 15, 2005.

(j)  Floating Rate Note.

(k)  Security trades with warrants expiring February 15, 2002.

(l)  Security trades with warrants expiring March 1, 2001.

(m)  Security trades with warrants expiring December 15, 2007.

(n)  Security trades with warrants expiring June 30, 2007.

(o)  PIK preferred, quarterly stock payments.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $154,170,236)        $ 157,334,976
  Cash, at value (cost $24,336)                                         24,391
  Receivable for investment securities sold                          5,752,193
  Receivable for capital stock sold                                  5,393,049
  Interest receivable                                                2,701,023
  Deferred organization expenses                                       236,459
  Total assets                                                     171,442,091

LIABILITIES
  Payable for investment securities purchased                       13,895,278
  Dividends payable                                                    845,953
  Payable for capital stock redeemed                                   761,904
  Distribution fee payable                                             103,029
  Advisory fee payable                                                  85,605
  Accrued expenses                                                     172,656
  Total liabilities                                                 15,864,425

NET ASSETS                                                       $ 155,577,666

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      13,078
  Additional paid-in capital                                       148,050,848
  Undistributed net investment income                                    5,355
  Accumulated net realized gain on investments and foreign
    currency transactions                                            4,343,590
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      3,164,795
                                                                 $ 155,577,666

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($20,875,174/
    1,754,731 shares of capital stock issued and outstanding)           $11.90
  Sales charge--4.25% of public offering price                             .53
  Maximum offering price                                                $12.43

  CLASS B SHARES
  Net asset value and offering price per share ($112,690,486/
    9,472,979 shares of capital stock issued and outstanding)           $11.90

  CLASS C SHARES
  Net asset value and offering price per share ($20,886,555/
    1,755,678 shares of capital stock issued and outstanding)           $11.90

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,125,451/94,600 shares of capital stock issued
    and outstanding                                                     $11.90


9


See notes to financial statements.


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)         ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $  4,962,249

EXPENSES
  Advisory fee                                     $    366,694
  Distribution fee - Class A                             17,909
  Distribution fee - Class B                            364,497
  Distribution fee - Class C                             61,671
  Administrative                                         45,644
  Transfer agency                                        42,945
  Custodian                                              28,611
  Registration                                           28,577
  Amortization of organization expenses                  28,483
  Audit and legal                                        22,118
  Printing                                                8,503
  Directors' fees                                         7,747
  Miscellaneous                                             452
  Total expenses                                      1,023,851
  Less: expenses waived and reimbursed by
    the Adviser (see note B)                            (39,000)
  Net expenses                                                         984,851
  Net investment income                                              3,977,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                       5,216,492
  Net change in unrealized appreciation
    of investments                                                   1,641,633
  Net gain on investments                                            6,858,125

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 10,835,523


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                          SIX MONTHS ENDED    APRIL 22, 1997*
                                          FEBRUARY 28, 1998         TO
                                             (UNAUDITED)      AUGUST 31, 1997
                                          -----------------  -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                     $   3,977,398     $     701,404
  Net realized gain on
    investment transactions                     5,216,492           307,747
  Net change in unrealized appreciation
    of investments                              1,641,633         1,523,162
  Net increase in net assets
    from operations                            10,835,523         2,532,313

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                        (506,162)         (100,429)
  Class B                                      (2,873,970)         (573,256)
  Class C                                        (485,363)          (97,883)
  Advisor Class                                   (27,219)           (9,165)
  Net realized gain on investments
  Class A                                        (138,240)               -0-
  Class B                                        (888,367)               -0-
  Class C                                        (148,083)               -0-
  Advisor Class                                    (5,959)               -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                 92,733,473        55,230,153
  Total increase                               98,495,633        56,981,733

NET ASSETS
  Beginning of period                          57,082,033           100,300
  End of period (including undistributed
    net investment income of $5,355
    at February 28, 1998)                   $ 155,577,666     $  57,082,033


*    Commencement of operations.

     See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on April 22, 1997, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on February 26, 1997. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities market whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. ORGANIZATION EXPENSES
Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April, 2002.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustment to interest income.


12


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each class's Transfer Agent fees and distribution fees, if any, are charged only against the assets of that class.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended February 28, 1998, the Adviser voluntarily agreed to waive its fees in the amount of $39,000 for such services.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $26,302 for the six months ended February 28, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $11,880 from the sale of Class A shares, and $85,987 and $10,555 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended February 28, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,205,727 and $221,100, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $306,486,545 and $213,256,123, respectively, for the six months ended February 28, 1998. There were no purchases or sales of U.S. government or government agency obligations for the six months ended February 28, 1998.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

At February 28, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,206,110 and gross unrealized depreciation of investments was $1,041,370, resulting in net unrealized appreciation of $3,164,740 (excluding foreign currency transactions).


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS      APRIL 22,    SIX MONTHS       APRIL 22,
                         ENDED         1997(A)        ENDED          1997(A)
                     FEB. 28, 1998       TO       FEB. 28, 1998        TO
                     (UNAUDITED)   AUG. 31, 1997  (UNAUDITED)    AUG. 31, 1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,567,994       662,265    $ 18,271,327    $  7,166,202
Shares issued in
  reinvestment of
  dividends and
  distributions           25,941         5,192         302,561          57,153
Shares converted
  from Class B             8,518           800          98,499           8,899
Shares redeemed         (375,121)     (140,868)     (4,468,011)     (1,561,101)
Net increase           1,227,332       527,389    $ 14,204,376    $  5,671,153

CLASS B
Shares sold            6,483,065     3,983,130    $ 75,447,650    $ 43,164,351
Shares issued in
  reinvestment of
  dividends and
  distributions           81,172        13,930         945,931         153,591
Shares converted
  to Class A              (8,518)         (800)        (98,499)         (8,899)
Shares redeemed         (960,485)     (118,525)    (11,092,046)     (1,302,901)
Net increase           5,595,234     3,877,735    $ 65,203,036    $ 42,006,142

CLASS C
Shares sold            1,530,429       708,988    $ 17,821,846    $  7,691,629
Shares issued in
  reinvestment of
  dividends               16,474         3,959         191,701          43,572
Shares redeemed         (469,679)      (34,503)     (5,455,840)       (378,081)
Net increase           1,077,224       678,444     $12,557,707      $7,357,120

ADVISOR CLASS
Shares sold               71,381        18,485    $    832,627    $    193,285
Shares issued in
  reinvestment of
  dividends and
  distributions            1,606           380          18,785           4,153
Shares redeemed           (7,098)         (154)        (83,058)         (1,700)
Net increase              65,889        18,711    $    768,354    $    195,738


(a)  Commencement of operations.


14


FINANCIAL HIGHLIGHTS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                                      CLASS A
                                         ------------------------------------
                                         SIX MONTHS ENDED   APRIL 22, 1997(A)
                                         FEBRUARY 28, 1998         TO
                                            (UNAUDITED)      AUGUST 31, 1997
                                         -----------------  -----------------
Net asset value, beginning of period          $11.17             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .49                .37
Net realized and unrealized gain on
  investment transactions                        .87               1.15
Net increase in net asset value
  from operations                               1.36               1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)              (.35)
Distributions from net realized gains           (.14)                -0-
Total dividends and distributions               (.63)              (.35)
Net asset value, end of period                $11.90             $11.17

TOTAL RETURN
Total investment return based on
  net asset value (c)                          12.40%             15.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,875             $5,889
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements (d)                          1.40%              1.70%
  Expenses, before waivers/
    reimbursements (d)                          1.48%              3.11%
  Net investment income, net of
    waivers/reimbursements (d)                  8.75%              8.04%
Portfolio turnover rate                          220%                73%


See footnote summary on page 18.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                                      CLASS B
                                         ------------------------------------
                                         SIX MONTHS ENDED   APRIL 22, 1997(A)
                                         FEBRUARY 28, 1998         TO
                                            (UNAUDITED)      AUGUST 31, 1997
                                         -----------------  -----------------
Net asset value, beginning of period          $11.17             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46                .31
Net realized and unrealized gain on
  investment transactions                        .87               1.19
Net increase in net asset value
  from operations                               1.33               1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)              (.33)
Distributions from net realized gains           (.14)                -0-
Total dividends and distributions               (.60)              (.33)
Net asset value, end of period                $11.90             $11.17

TOTAL RETURN
Total investment return based on
  net asset value (c)                          12.07%             15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $112,690            $43,297
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements (d)                          2.11%              2.40%
  Expenses, before waivers/
    reimbursements (d)                          2.19%              3.85%
  Net investment income, net of
    waivers/reimbursements (d)                  8.04%              7.19%
Portfolio turnover rate                          220%                73%


See footnote summary on page 18.


16


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                                      CLASS C
                                         ------------------------------------
                                         SIX MONTHS ENDED   APRIL 22, 1997(A)
                                         FEBRUARY 28, 1998         TO
                                            (UNAUDITED)      AUGUST 31, 1997
                                         -----------------  -----------------
Net asset value, beginning of period          $11.17             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .45                .32
Net realized and unrealized gain on
  investment transactions                        .88               1.18
Net increase in net asset value
  from operations                               1.33               1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)              (.33)
Distributions from net realized gains           (.14)                -0-
Total dividends and distributions               (.60)              (.33)
Net asset value, end of period                $11.90             $11.17

TOTAL RETURN
Total investment return based on
  net asset value (c)                          12.07%             15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,887             $7,575
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements (d)                          2.11%              2.40%
  Expenses, before waivers/
    reimbursements (d)                          2.19%              3.84%
  Net investment income, net of
    waivers/reimbursements (d)                  8.03%              7.24%
Portfolio turnover rate                          220%                73%



See footnote summary on page 18.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                                    ADVISOR CLASS
                                         ------------------------------------
                                         SIX MONTHS ENDED   APRIL 22, 1997(A)
                                         FEBRUARY 28, 1998         TO
                                            (UNAUDITED)      AUGUST 31, 1997
                                         -----------------  -----------------
Net asset value, beginning of period          $11.17             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .53                .40
Net realized and unrealized gain
  on investment transactions                     .85               1.13
Net increase in net asset value
  from operations                               1.38               1.53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)              (.36)
Distributions from net realized gains           (.14)                -0-
Total dividends and distributions               (.65)              (.36)
Net asset value, end of period                $11.90             $11.17

TOTAL RETURN
Total investment return based on
  net asset value (c)                          12.54%             15.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,125               $321
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements (d)                          1.12%              1.40%
  Expenses, before waivers/
    reimbursements (d)                          1.19%              2.82%
  Net investment income, net of
    waivers/reimbursements (d)                  9.22%              8.20%
Portfolio turnover rate                          220%                73%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


18


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
NELSON JANTZEN, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WAYNE C. TAPPE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


19


ALLIANCE HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

HYFSR